Financial Risk Management - Schedule of Details of Financial Assets and Liabilities in Foreign Currencies (Details)
€ in Thousands, ₫ in Thousands, ₨ in Thousands, ฿ in Thousands, сом in Thousands, ¥ in Thousands, XDR in Thousands, UZS in Thousands, Tsh in Thousands, SFr in Thousands, P in Thousands, FRw in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 XDR	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 RWF (FRw)	Dec. 31, 2025 THB (฿)	Dec. 31, 2025 TZS (Tsh)	Dec. 31, 2025 BWP (P)	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 KGS (сом)	Dec. 31, 2025 UZS	Dec. 31, 2025 PKR (₨)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 XDR	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 RWF (FRw)	Dec. 31, 2024 THB (฿)	Dec. 31, 2024 TZS (Tsh)	Dec. 31, 2024 BWP (P)	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 KGS (сом)	Dec. 31, 2024 UZS	Dec. 31, 2024 PKR (₨)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 XDR	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 RWF (FRw)	Dec. 31, 2023 THB (฿)	Dec. 31, 2023 TZS (Tsh)	Dec. 31, 2023 BWP (P)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 KGS (сом)	Dec. 31, 2023 UZS	Dec. 31, 2023 PKR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 16,177,370																₩ 15,315,773
Financial liabilities	₩ 18,597,441																₩ 18,809,013
Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 154,802	XDR 255	¥ 5,372	€ 37	FRw 0	฿ 8,755	Tsh 20	P 659	₫ 231,830	$ 8,339	$ 0	SFr 0	сом 2,457	UZS 8,346	₨ 21,050		$ 139,459	XDR 254	¥ 10,032	€ 156	FRw 0	฿ 8,764	Tsh 21,868	P 664	₫ 222,914	$ 8,339	$ 0	SFr 0	сом 0	UZS 0	₨ 13,732	$ 139,807	XDR 254	¥ 17,496	€ 304	FRw 402	฿ 244	Tsh 21,958	P 680	₫ 380,629	$ 1,375	$ 1,685	SFr 0	сом 0	UZS 0	₨ 114,025
Financial liabilities		$ 2,194,753	XDR 721	¥ 30,005,442	€ 30	FRw 0	฿ 0	Tsh 0	P 0	₫ 0	$ 0	$ 0	SFr 1	сом 0	UZS 0	₨ 0		$ 2,346,061	XDR 721	¥ 7	€ 7,814	FRw 0	฿ 0	Tsh 0	P 0	₫ 0	$ 7	$ 0	SFr 33	сом 0	UZS 0	₨ 0	$ 2,271,673	XDR 722	¥ 400,002	€ 7,810	FRw 0	฿ 0	Tsh 0	P 0	₫ 0	$ 0	$ 0	SFr 25	сом 0	UZS 0	₨ 0